Benefit Plans and Other Postretirement Benefits - Net Benefit Costs and Funded Status (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Annual periodic pension cost
Curtailment gain	$ (8)
Pension and other post retirement benefit obligations
Curtailment gain	$ (32)
Pension Benefits
Annual periodic pension cost
Service cost benefits earned		$ 10	$ 23	$ 26
Interest cost on benefit obligation		46	44	43
Expected return on plan assets		(59)	(62)	(58)
Amortization of unrecognized net loss		3	0	4
Curtailment gain		0	7	0
Net periodic benefit cost		0	12	15
Pension and other post retirement benefit obligations
Benefit obligation at January 1		1,222	1,329
Service cost		10	23	26
Interest cost		46	44	43
Plan amendments		0	17
Actuarial (gain)/loss		207	(95)
Employee and retiree contributions		0	0
Curtailment gain		0	(20)
Benefit payments		(88)	(76)
Benefit obligation at December 31		1,397	1,222	1,329
Fair value of plan assets for pension and other post retirement benefit
Fair value of plan assets at January 1		981	1,104
Actual return on plan assets		216	(80)
Employee and retiree contributions		0	0
Employer contributions		41	33
Benefit payments		(88)	(76)
Fair value of plan assets at December 31		1,150	981	1,104
Funded status at December 31 — excess of obligation over assets		(247)	(241)
Other Postretirement Benefits Plan
Annual periodic pension cost
Service cost benefits earned		1	1	1
Interest cost on benefit obligation		3	4	4
Amortization of unrecognized prior service credit		(13)	(10)	(9)
Amortization of unrecognized net loss		0	0	(1)
Curtailment gain		0	(10)	0
Net periodic benefit cost		(9)	(15)	(5)
Pension and other post retirement benefit obligations
Benefit obligation at January 1		83	128
Service cost		1	1	1
Interest cost		3	4	4
Plan amendments		(2)	(28)
Actuarial (gain)/loss		16	(6)
Employee and retiree contributions		4	3
Curtailment gain		0	(7)
Benefit payments		(12)	(12)
Benefit obligation at December 31		93	83	128
Fair value of plan assets for pension and other post retirement benefit
Fair value of plan assets at January 1		0	0
Actual return on plan assets		0	0
Employee and retiree contributions		4	3
Employer contributions		7	9
Benefit payments		(11)	(12)
Fair value of plan assets at December 31		0	0	$ 0
Funded status at December 31 — excess of obligation over assets		$ (93)	$ (83)